Long-Term Debts - Schedule of Contractual Maturities of the Group’s Long-Term Debts (Details)	Mar. 31, 2026 USD ($)
Schedule of Contractual Maturities of the Group’s Long-Term Debts [Abstract]
Within 1 year	$ 139,307
1 – 2 years	132,990
2 – 3 years	132,990
3 – 4 years	106,663
4 – 5 years	89,533
Over 5 years	94,355
Total	$ 695,838